Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 17, 2013
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 17, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 17, 2013
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRDX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRAX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRIX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRRX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRWX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYREX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRYX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYROX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRTX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRUX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRVX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRZX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTFX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTTX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTIX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTOX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTUX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTVX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRUX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRTX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRYX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSREX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRQX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRZX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRMX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSROX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRPX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRWX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRVX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRLX

MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund
MainStay Retirement 2010 Fund

MAINSTAY GROUP OF FUNDS

MainStay Retirement 2010 Fund

MainStay Retirement 2020 Fund

MainStay Retirement 2030 Fund

MainStay Retirement 2040 Fund

MainStay Retirement 2050 Fund

Supplement dated June 17, 2013 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2013

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund (each a “Fund” and collectively, “Funds”), series of MainStay Funds Trust. You may obtain copies of the Funds' Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds' website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on June 10-12, 2013, the Funds' Board of Trustees approved changes to each Fund's Principal Investment Strategies. Accordingly, effective July 1, 2013, each Fund's Principal Investment Strategies section is revised as follows:

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2010 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund continues to pass its target retirement date of 2010, until it reaches its final allocation. The Fund's target allocation will continue to change, becoming more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Principal Investment Strategies

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2010 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund continues to pass its target retirement date of 2010, until it reaches its final allocation. The Fund's target allocation will continue to change, becoming more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Retirement 2010 Fund
Supplement Text	ck0001469192_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

MainStay Retirement 2010 Fund

MainStay Retirement 2020 Fund

MainStay Retirement 2030 Fund

MainStay Retirement 2040 Fund

MainStay Retirement 2050 Fund

Supplement dated June 17, 2013 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2013

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund (each a “Fund” and collectively, “Funds”), series of MainStay Funds Trust. You may obtain copies of the Funds' Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds' website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on June 10-12, 2013, the Funds' Board of Trustees approved changes to each Fund's Principal Investment Strategies. Accordingly, effective July 1, 2013, each Fund's Principal Investment Strategies section is revised as follows:

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2010 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund continues to pass its target retirement date of 2010, until it reaches its final allocation. The Fund's target allocation will continue to change, becoming more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2010 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund continues to pass its target retirement date of 2010, until it reaches its final allocation. The Fund's target allocation will continue to change, becoming more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund
MainStay Retirement 2020 Fund

MAINSTAY GROUP OF FUNDS

MainStay Retirement 2010 Fund

MainStay Retirement 2020 Fund

MainStay Retirement 2030 Fund

MainStay Retirement 2040 Fund

MainStay Retirement 2050 Fund

Supplement dated June 17, 2013 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2013

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund (each a “Fund” and collectively, “Funds”), series of MainStay Funds Trust. You may obtain copies of the Funds' Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds' website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on June 10-12, 2013, the Funds' Board of Trustees approved changes to each Fund's Principal Investment Strategies. Accordingly, effective July 1, 2013, each Fund's Principal Investment Strategies section is revised as follows:

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2020 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2020. The Fund's target allocation will continue to change as it passes its target retirement date of 2020, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Principal Investment Strategies

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2020 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2020. The Fund's target allocation will continue to change as it passes its target retirement date of 2020, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Retirement 2020 Fund
Supplement Text	ck0001469192_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

MainStay Retirement 2010 Fund

MainStay Retirement 2020 Fund

MainStay Retirement 2030 Fund

MainStay Retirement 2040 Fund

MainStay Retirement 2050 Fund

Supplement dated June 17, 2013 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2013

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund (each a “Fund” and collectively, “Funds”), series of MainStay Funds Trust. You may obtain copies of the Funds' Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds' website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on June 10-12, 2013, the Funds' Board of Trustees approved changes to each Fund's Principal Investment Strategies. Accordingly, effective July 1, 2013, each Fund's Principal Investment Strategies section is revised as follows:

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2020 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2020. The Fund's target allocation will continue to change as it passes its target retirement date of 2020, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2020 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2020. The Fund's target allocation will continue to change as it passes its target retirement date of 2020, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund
MainStay Retirement 2030 Fund

MAINSTAY GROUP OF FUNDS

MainStay Retirement 2010 Fund

MainStay Retirement 2020 Fund

MainStay Retirement 2030 Fund

MainStay Retirement 2040 Fund

MainStay Retirement 2050 Fund

Supplement dated June 17, 2013 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2013

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund (each a “Fund” and collectively, “Funds”), series of MainStay Funds Trust. You may obtain copies of the Funds' Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds' website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on June 10-12, 2013, the Funds' Board of Trustees approved changes to each Fund's Principal Investment Strategies. Accordingly, effective July 1, 2013, each Fund's Principal Investment Strategies section is revised as follows:

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2030 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2030. The Fund's target allocation will continue to change as it passes its target retirement date of 2030, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Principal Investment Strategies

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2030 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2030. The Fund's target allocation will continue to change as it passes its target retirement date of 2030, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Retirement 2030 Fund
Supplement Text	ck0001469192_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

MainStay Retirement 2010 Fund

MainStay Retirement 2020 Fund

MainStay Retirement 2030 Fund

MainStay Retirement 2040 Fund

MainStay Retirement 2050 Fund

Supplement dated June 17, 2013 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2013

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund (each a “Fund” and collectively, “Funds”), series of MainStay Funds Trust. You may obtain copies of the Funds' Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds' website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on June 10-12, 2013, the Funds' Board of Trustees approved changes to each Fund's Principal Investment Strategies. Accordingly, effective July 1, 2013, each Fund's Principal Investment Strategies section is revised as follows:

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2030 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2030. The Fund's target allocation will continue to change as it passes its target retirement date of 2030, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2030 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2030. The Fund's target allocation will continue to change as it passes its target retirement date of 2030, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund
MainStay Retirement 2040 Fund

MAINSTAY GROUP OF FUNDS

MainStay Retirement 2010 Fund

MainStay Retirement 2020 Fund

MainStay Retirement 2030 Fund

MainStay Retirement 2040 Fund

MainStay Retirement 2050 Fund

Supplement dated June 17, 2013 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2013

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund (each a “Fund” and collectively, “Funds”), series of MainStay Funds Trust. You may obtain copies of the Funds' Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds' website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on June 10-12, 2013, the Funds' Board of Trustees approved changes to each Fund's Principal Investment Strategies. Accordingly, effective July 1, 2013, each Fund's Principal Investment Strategies section is revised as follows:

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2040 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2040. The Fund's target allocation will continue to change as it passes its target retirement date of 2040, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Principal Investment Strategies

  1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2040 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2040. The Fund's target allocation will continue to change as it passes its target retirement date of 2040, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Retirement 2040 Fund
Supplement Text	ck0001469192_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

MainStay Retirement 2010 Fund

MainStay Retirement 2020 Fund

MainStay Retirement 2030 Fund

MainStay Retirement 2040 Fund

MainStay Retirement 2050 Fund

Supplement dated June 17, 2013 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2013

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund (each a “Fund” and collectively, “Funds”), series of MainStay Funds Trust. You may obtain copies of the Funds' Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds' website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on June 10-12, 2013, the Funds' Board of Trustees approved changes to each Fund's Principal Investment Strategies. Accordingly, effective July 1, 2013, each Fund's Principal Investment Strategies section is revised as follows:

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2040 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2040. The Fund's target allocation will continue to change as it passes its target retirement date of 2040, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

  1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2040 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2040. The Fund's target allocation will continue to change as it passes its target retirement date of 2040, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund
MainStay Retirement 2050 Fund

 MAINSTAY GROUP OF FUNDS

MainStay Retirement 2010 Fund

MainStay Retirement 2020 Fund

MainStay Retirement 2030 Fund

MainStay Retirement 2040 Fund

MainStay Retirement 2050 Fund

Supplement dated June 17, 2013 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2013

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund (each a “Fund” and collectively, “Funds”), series of MainStay Funds Trust. You may obtain copies of the Funds' Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds' website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on June 10-12, 2013, the Funds' Board of Trustees approved changes to each Fund's Principal Investment Strategies. Accordingly, effective July 1, 2013, each Fund's Principal Investment Strategies section is revised as follows:

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2050 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2050. The Fund's target allocation will continue to change as it passes its target retirement date of 2050, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Principal Investment Strategies

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2050 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2050. The Fund's target allocation will continue to change as it passes its target retirement date of 2050, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Retirement 2050 Fund
Supplement Text	ck0001469192_SupplementTextBlock

 MAINSTAY GROUP OF FUNDS

MainStay Retirement 2010 Fund

MainStay Retirement 2020 Fund

MainStay Retirement 2030 Fund

MainStay Retirement 2040 Fund

MainStay Retirement 2050 Fund

Supplement dated June 17, 2013 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2013

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund (each a “Fund” and collectively, “Funds”), series of MainStay Funds Trust. You may obtain copies of the Funds' Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds' website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on June 10-12, 2013, the Funds' Board of Trustees approved changes to each Fund's Principal Investment Strategies. Accordingly, effective July 1, 2013, each Fund's Principal Investment Strategies section is revised as follows:

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2050 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2050. The Fund's target allocation will continue to change as it passes its target retirement date of 2050, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

   1.         The third sentence of the second paragraph in the “Principal Investment Strategies” section for each Fund is replaced as follows:

The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%).

   2.             The fourth paragraph and the chart contained in each Fund's “Principal Investment Strategies” section is replaced with the following corresponding paragraph and chart:

Retirement 2050 Fund

The following chart illustrates the Fund's target allocation among the asset classes as of July 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2050. The Fund's target allocation will continue to change as it passes its target retirement date of 2050, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Document Creation Date	dei_DocumentCreationDate	Jun 17, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 17, 2013
Prospectus Date	rr_ProspectusDate	Feb 28, 2013